Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Domestic customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ 1,182,729	$ 1,100,186	$ 1,409,014
Impairment accounts receivable	(2,276,334)	(82,543)	308,828
Balance at the end of the year	3,459,063	1,182,729	1,100,186
Export customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	211,363	182,823	321,438
Impairment accounts receivable	(72,761)	(20,353)	111,674
Translation effects	1,207	(8,187)	26,941
Balance at the end of the year	$ 282,917	$ 211,363	$ 182,823